Note 10 - Share Capital - Stock Options Outstanding and Exercisable (Details) - Stock options, excluding the Gatling replacement options [member]	Dec. 31, 2024 $ / shares
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1,020,395
Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	521,169
Range one [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	0
Range two [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	28,604
Range three [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	2,007
Range four [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	65,139
Range five [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	66,666
Range six [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	69,861
Range seven [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	50,000
Range eight [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	6,127
Range nine [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	182,765
Range ten [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 50,000